Income Tax Expense_Deferred tax charged directly to other comprehensive income (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Net gain on valuation of financial assets at FVTOCI	₩ 31,422,000,000	₩ 0
Loss on valuation of AFS securities	0	(114,169,000,000)
Share of other comprehensive loss of jointly controlled entities and associates	(285,000,000)	(954,000,000)
Gain on foreign currency translation of foreign operations	8,183,000,000	15,855,000,000
Remeasurements of the net defined benefit liability	88,127,000,000	56,317,000,000
Gain (loss) on derivatives designated as cash flow hedge	1,140,000,000	(248,000,000)
Total	₩ 128,587,000,000	₩ (43,199,000,000)